UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	August 31
Date of reporting period:	February 28, 2026

Tuttle Capital Magnificent 7 Income Blast ETF

ITEM 1.(a).  Reports to Stockholders.

Tuttle Capital Magnificent 7 Income Blast ETF Tailored Shareholder Report

semi-annual shareholder report February 28, 2026 Tuttle Capital Magnificent 7 Income Blast ETF ticker: MAGO (Listed on the Cboe BZX Exchange, Inc)

This semi-annual shareholder report contains important information about the Tuttle Capital Magnificent 7 Income Blast ETF for the period of December 30, 2025 (inception) to February 28, 2026. You can find additional information about the Fund at www.incomeblastetfs.com/etf/mago. You can also contact us at (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Magnificent 7 Income Blast ETF	$19¹	1.16%²’³
¹	Costs are for the period of December 30, 2025, to February 28, 2026. Costs for a full semi-annual period would be higher.

²	Annualized.
³	Gross expenses, excluding interest expense, would have been 0.99% for the period ended March 31, 2026.

Sector Breakdown

US Treasury Bills
96.11%
Money Market Fund
7.77%
Call Options Purchased
2.60%
Put Options Purchased
0.31%
Put Options Written
-11.17%

Top 10 Holdings
United States Treasury Bill 9/3/2026	96.11%
First American Money Market Funds 3.60%	7.77%
GOOGL 04/17/2026 310.01 C	0.73%
NVDA 04/17/2026 190.01 C	0.52%
META 04/17/2026 660.01 C	0.5%
AAPL 04/17/2026 270.01 C	0.44%
AMZN 04/17/2026 230.01 C	0.22%
TSLA 04/17/2026 475.01 C	0.17%
NVDA 03/06/2026 162.51 P	0.08%
AAPL 03/06/2026 255.01 P	0.08%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.incomeblastetfs.com/etf/mago.

Key Fund Statistics

(as of February 28, 2026)

Fund Net Assets	$2,002,847
Number of Holdings	30
Total Net Advisory Fee	$1,471
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of February 28, 2026)

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Period Ended February 28, 2026* (unaudited)

TUTTLE CAPITAL
MAGNIFICENT 7 INCOME BLAST ETF

*The Fund commenced operations on December 30, 2025

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Schedule of InvestmentsFebruary 28, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
96.11%	US TREASURY BILLS(A)(B)
	United States Treasury Bill 09/03/2026 3.40%	$1,960,000	$1,924,850

96.11%	TOTAL US TREASURY BILLS		1,924,850
	(Cost: $1,925,998)
		Shares	Value
7.77%	MONEY MARKET FUND
	First American Money Market Funds 3.60%(C)	155,707	$155,707
	(Cost: $155,707)

2.91%	OPTIONS PURCHASED(B)(D)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
2.60%	CALL OPTIONS
	Alphabet, Inc. Class A	9	$20,025	$310.01	04/17/2026	$14,593
	Amazon.com, Inc.	14	31,150	230.01	04/17/2026	4,419
	Apple, Inc.	11	24,475	270.01	04/17/2026	8,729
	Meta Platforms, Inc.	4	8,900	660.01	04/17/2026	9,936
	Microsoft Corp.	7	15,575	480.01	04/17/2026	471
	Nvidia Corp.	16	35,600	190.01	04/17/2026	10,497
	Tesla, Inc.	7	15,575	475.01	04/17/2026	3,401
	TOTAL CALL OPTIONS					52,046
	(Cost: $108,302)

0.31%	PUT OPTIONS
	Alphabet, Inc. Class A	9	20,025	285.01	03/06/2026	252
	Amazon.com, Inc.	14	31,150	195.01	03/06/2026	630
	Apple, Inc.	11	24,475	255.01	03/06/2026	1,573
	Meta Platforms, Inc.	4	8,900	605.01	03/06/2026	484
	Microsoft Corp.	7	15,575	370.01	03/06/2026	581
	Nvidia Corp.	16	35,600	162.51	03/06/2026	1,648
	Tesla, Inc.	7	15,575	372.51	03/06/2026	987
	TOTAL PUT OPTIONS					6,155
	(Cost: $6,208)

2.91%	TOTAL OPTIONS PURCHASED					58,201
	(Cost: $114,510)

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Schedule of Investments - continuedFebruary 28, 2026 (unaudited)

See Notes to Financial Statements

		Value
106.79%	TOTAL INVESTMENTS	$2,138,758
	(Cost: $2,196,215)
(6.79%)	Liabilities in excess of other assets	(135,911)
100.00%	NET ASSETS	$2,002,847

(A)Zero coupon security. The rate shown is the yield-to-maturity on the date of February 28, 2026.

(B)All or a portion of the security is held as collateral for options written.

(C) Effective 7 day yield as of February 28, 2026.

(D) Non-income producing.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Schedule of Options WrittenFebruary 28, 2026 (unaudited)

See Notes to Financial Statements

(11.17%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(11.17%)	PUT OPTIONS
	Alphabet, Inc. Class A	9	$(20,025)	$295.01	03/06/2026	$(774)
	Alphabet, Inc. Class A	9	(20,025)	310.01	04/17/2026	(11,717)
	Amazon.com, Inc.	14	(31,150)	202.51	03/06/2026	(1,834)
	Amazon.com, Inc.	14	(31,150)	230.01	04/17/2026	(30,595)
	Apple, Inc.	11	(24,475)	260.01	03/06/2026	(2,739)
	Apple, Inc.	11	(24,475)	270.01	04/17/2026	(13,485)
	Meta Platforms, Inc.	4	(8,900)	620.01	03/06/2026	(1,008)
	Meta Platforms, Inc.	4	(8,900)	660.01	04/17/2026	(13,447)
	Microsoft Corp.	7	(15,575)	380.01	03/06/2026	(1,449)
	Microsoft Corp.	7	(15,575)	480.01	04/17/2026	(59,580)
	Nvidia Corp.	16	(35,600)	170.01	03/06/2026	(3,392)
	Nvidia Corp.	16	(35,600)	190.01	04/17/2026	(29,356)
	Tesla, Inc.	7	(15,575)	385.01	03/06/2026	(2,016)
	Tesla, Inc.	7	(15,575)	475.01	04/17/2026	(52,333)
	TOTAL PUT OPTIONS					(223,725)
	(Premiums Received: $200,132)

(11.17%)	TOTAL OPTIONS WRITTEN					$(223,725)
	(Premiums Received: $200,132)

(A)Non-income producing.

FINANCIAL STATEMENTS | February 28, 2026

See Notes to Financial Statements

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Statement of Assets and LiabilitiesFebruary 28, 2026 (unaudited)

ASSETS
Investments at value(1) (Note 1)	$2,138,758
Cash held at broker	80,653
Interest receivable	137
Receivable for investments sold	24,954
TOTAL ASSETS	2,244,502

LIABILITIES
Options written at value(2) (Note 1)	223,725
Payable for investments purchase	10,835
Accrued advisory fees	795
Distributions payable	6,300
TOTAL LIABILITIES	241,655
NET ASSETS	$2,002,847

Net Assets Consist of:
Paid-in capital	$2,109,524
Distributable earnings (accumulated deficits)	(106,677)
Net Assets	$2,002,847

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	90,000
Net Asset Value and Offering Price Per Share	$22.25

(1)Identified cost of:	$2,196,215
(2)Premiums received of:	$200,132

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Statement of OperationsPeriod Ended February 28, 2026* (unaudited)

See Notes to Financial Statements

INVESTMENT INCOME
Interest	$5,432
Total investment income	5,432

EXPENSES
Investment advisory fees (Note 2)	1,471
Interest expense	258
Total expenses	1,729

Net investment income (loss)	3,703

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on options purchased	(3,903)
Net realized gain (loss) on options written	1,273
Total net realized gain (loss) on options purchased and options written	(2,630)

Net change in unrealized appreciation (depreciation) of investments	(1,148)
Net change in unrealized appreciation (depreciation) of options purchased	(56,309)
Net change in unrealized appreciation (depreciation) of options written	(23,593)
Total net change in unrealized appreciation of investments, options purchased and options written	(81,050)

Net realized and unrealized gain (loss)	(83,680)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(79,977)

*The Fund commenced operations on December 30, 2025.

FINANCIAL STATEMENTS | February 28, 2026

See Notes to Financial Statements

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Statements of Changes in Net AssetsPeriod Ended February 28, 2026* (unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$3,703
Net realized gain (loss) on investments, options purchased and options written	(2,630)
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	(81,050)
Increase (decrease) in net assets from operations	(79,977)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(26,700)
Decrease in net assets from distributions	(26,700)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	2,109,524
Cost of shares redeemed	—
Increase (decrease) in net assets from capital stock transactions	2,109,524

NET ASSETS
Increase (decrease) during period	2,002,847
Beginning of period	—
End of period	$2,002,847

*The Fund commenced operations on December 30, 2025.

FINANCIAL STATEMENTS | February 28, 2026

See Notes to Financial Statements

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period Ended February 28, 2026 (unaudited)*
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.10
Net realized and unrealized gain (loss) of investments(2)	(2.23)
Total from investment activities	(2.13)
Distributions
Net investment income	(0.62)
Total distributions	(0.62)

Net asset value, end of period	$22.25

Total Return(3)	(8.89%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross(5)	1.16%
Net investment income (loss)	2.49%
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$2,003

(1) Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3) Total return is for the period indicated and has not been annualized.

(4) Ratios to average net assets have been annualized.

(5) Gross expenses, excluding interest expense, would have been 0.99% for the period ended February 28, 2026.

(6) Ratio is zero due to the Fund not having any purchases or sales of long term securities during the period.

*The Fund commenced operations on December 30, 2025.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Notes to Financial StatementsFebruary 28, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tuttle Capital Magnificent 7 Income Blast ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 30, 2025.

The Fund’s investment objective is to seek current income. The Fund’s secondary objective is to seek exposure to the share price of the common stock of the companies referred to as the “Magnificent 7,” a group of seven companies commonly recognized for their market dominance in technological innovation. The seven companies comprising the Magnificent 7 are: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. (each, a “Reference Asset,” together, the “Reference Assets”).

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates NAV. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of February 28, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
US Treasury Bills	$—	$1,924,850	$—	$1,924,850
Money Market Fund	155,707	—	—	155,707
Options Purchased	58,201	—	—	58,201
	$213,908	$1,924,850	$—	$2,138,758
Liabilities
Options Written	$(223,725)	$—	$—	$(223,725)
	$(223,725)	$—	$—	$(223,725)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended February 28, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended February 28, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid weekly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable business day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of February 28, 2026:

	Creation Unit Shares	Creation Transaction Fee	Value
Tuttle Capital Magnificent 7 Income Blast ETF	10,000	$300	$ 222,500

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Derivatives

The Fund seeks to generate income for shareholders by employing a put credit spread strategy on each Reference Asset. Under this strategy, the Fund will sell put options that are near-the-money (i.e., with strike prices close to the current market price of the underlying security) to collect premiums and generate income, while simultaneously purchasing out-of-the-money put options (i.e., with lower strike prices further below the current market price) to hedge against significant downside risk. This results in a net credit to the Fund at initiation, with the maximum profit realized if the underlying security’s price remains above the higher strike price at expiration, allowing both options to expire worthless and the Fund being able to keep all of the premiums received. The Fund’s Advisor will select options based on factors such as implied volatility, time to expiration, and overall market conditions, aiming to balance income generation with risk management, though there is no assurance that the strategy will achieve its objectives or avoid losses. The Fund intends to implement and roll these spreads on a recurring basis. Net premiums received are intended to support the Fund’s income generation objectives.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

The following are the derivatives held by the Fund on February 28, 2026:

Derivative	Value Assets Derivatives
Call Options Purchased	$52,046
Put Options Purchased	6,155
	$58,201	*

Derivative	Value Liabilities Derivatives
Put Options Written	$(223,725)	**

*Statement of Assets and Liabilities location: Investments at value.

**Statement of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended February 28, 2026, are as follows:

Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) Of Derivatives**
Call Options Purchased	$—	$(56,256)
Put Options Purchased	(3,903)	(53)
	$(3,903)	$(56,309)

Put Options Written	$1,273	$(23,593)

*Statement of Operations location: Net realized gain (loss) on options purchased and options written.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) of options purchased and options written.

The effect of the derivative instruments on the Statement of Operations for the period ended February 28, 2026, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the period:

Average Notional Value Of:
Call Options Purchased	$384,182
Put Options Purchased	384,182
Put Options Written	(768,365)

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.99%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays the fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Assistant Chief Compliance Officer is the Managing Member of Watermark, and the Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

NOTE 3 – INVESTMENTS

During the period ended February 28, 2026, there were no purchases or sales of long term securities, or purchase or sales of in-kind transactions associated with creations and redemptions.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended February 28, 2026 were as follows:

Distributions paid from:
Ordinary income	$26,700

As of February 28, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(22,997)
Accumulated net realized gain (loss) on investments	(2,630)
Net unrealized appreciation (depreciation) of investments	(81,050)
$(106,677)

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$1,996,083	$—	$(81,050)	$(81,050)

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended February 28, 2026
Shares sold	90,000
Shares redeemed	—
Net increase (decrease)	90,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could under perform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of February 28, 2026, 96.11% of the value of the net assets of the Fund were invested in US Treasury Bills.

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distributions to the shareholders of record:

Record Date	Ex-Dividend Rate	Character	Amount
3/6/26	3/6/26	Net Investment Income	$6,300
3/13/26	3/13/26	Net Investment Income	6,300
3/20/26	3/20/26	Net Investment Income	6,300
3/27/26	3/27/26	Net Investment Income	6,300
4/2/26	4/2/26	Net Investment Income	6,300
4/10/26	4/10/26	Net Investment Income	6,300
4/17/26	4/17/26	Net Investment Income	6,300
4/24/26	4/24/26	Net Investment Income	6,300

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of the Investment Advisory Agreement

Tuttle Capital Magnificent 7 Income Blast ETF

At a meeting held on September 23-24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“TCM”), with respect to the Tuttle Capital Magnificent 7 Income Blast ETF (the “Fund”). The Board reflected on its discussions with the representatives from TCM earlier in the Meeting regarding the manner in which the Fund is to be managed and the roles and responsibilities of TCM under the Advisory Agreement.

The Trustees reviewed a memorandum from counsel to the Trust (“Counsel”) that addressed the Trustees’ duties when considering the approval of the Advisory Agreement and the response of TCM to a request for information from Counsel on behalf of the Board. Counsel noted that the response included information on the personnel of and services to be provided by TCM, an expense comparison analysis for the Fund and comparable ETFs, and the Advisory Agreement. Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by TCM; (ii) the

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Supplemental Information (unaudited)February 28, 2026 (unaudited)

investment performance of TCM; (iii) the costs of the services to be provided and profits to be realized by TCM from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at the Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) information regarding the services and support to be provided by TCM to the Fund and its shareholders; (ii) presentations by management of TCM addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Fund; (iii) information pertaining to the compliance structure of TCM; (iv) disclosure information contained in the Fund’s registration statement and TCM’s Form ADV and/or its policies and procedures; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about TCM, including financial information, personnel and the services to be provided by TCM to the Fund, TCM’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Fund and comparative expense information for other ETFs with strategies similar to the Fund prepared by an independent third party; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits anticipated to be realized by TCM from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by TCM

In this regard, the Board considered the responsibilities of TCM under the Advisory Agreement. The Board reviewed the services to be provided by TCM to the Fund, including, without limitation, the processes of TCM for assuring compliance with the Fund’s investment objectives and limitations;

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Supplemental Information (unaudited)February 28, 2026 (unaudited)

TCM’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by TCM for the Fund among the service providers; and the anticipated efforts of TCM to promote the Fund and grow its assets. The Board considered: the staffing, personnel, and methods of operating of TCM; the education and experience of TCM’s personnel; and information provided regarding TCM’s compliance program, policies and procedures. After reviewing the foregoing and further information from TCM, the Board concluded that the quality, extent, and nature of the services to be provided by TCM were satisfactory and adequate for the Fund.

The investment performance of TCM

The Board noted that the Fund had not yet commenced operations and therefore the Fund did not have a performance record. The Trustees considered TCM’s experience in managing other ETFs with similar strategies as the Fund, including other ETFs with covered call strategies. The Trustees acknowledged TCM’s representations that these other Tuttle ETFs had performed as intended.

The costs of services to be provided and profits to be realized by TCM from the relationship with the Fund

In this regard, the Board considered the financial condition of TCM and TCM’s level of commitment to the Fund. The Board also considered the projected assets and proposed expenses of the Fund, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by TCM. The Board considered the Fund’s unitary fee structure, in which the Fund will pay an advisory fee to TCM and TCM has agreed to pay most of the Fund’s expenses, and compared the proposed advisory fee and gross and net expense ratios of the Fund to the advisory fees and gross and net expenses of a custom category of funds derived from the Fund’s expected Morningstar category, the Derivative Income category, selected by Broadridge based on factors such as whether the funds have an active or passive strategy, and share class characteristics (“Category”), and a peer group selected from the Category by Broadridge based on style of investment management, anticipated assets, and the nature of the investment strategy and markets invested in, among other factors (“Peer Group”). The Board noted that the proposed advisory fee was higher than the median advisory fee of funds in the Fund’s Category and Peer Group, and that the Fund’s gross expense ratio was higher than the median of funds in its Peer Group, but equal to the median of funds in its Category, and that the Fund’s net expense ratio was higher than the median net expense ratio of funds in its Category and Peer Group. The Trustees acknowledged TCM’s representation that the proposed advisory fee is appropriate and competitively

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Supplemental Information (unaudited)February 28, 2026 (unaudited)

priced for an actively managed fund that requires unique services such as those provided by TCM, that it is well within the range for similar funds After further consideration, the Board concluded that the projected profitability and fees to be paid to TCM were within an acceptable range in light of the services to be rendered by TCM.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s shareholders

The Trustees considered that it was not anticipated that the Fund would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Code of Ethics and other relevant policies of TCM. The Board noted that TCM may receive soft dollars from the execution of trades, but it does not anticipate utilizing commission recapture with regard to the Fund. The Board also considered potential benefits for TCM in managing the Fund. Following further consideration and discussion, the Board concluded that the standards and practices of TCM relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by TCM from managing the Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances and approved the Advisory Agreement for the Fund.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes renumeration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 6, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: May 6, 2026

* Print the name and title of each signing officer under his or her signature.